Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates. The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and long-lived assets and liabilities at the dates of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting periods.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant items subject to such estimates and assumptions include: useful lives of and impairment of long-lived assets, impairment of goodwill, valuation allowance of deferred tax assets, valuation of financial instruments, valuation of share-based compensation including forfeiture rates of stock options, and lease accounting matters. Actual results could differ from those estimates.

Foreign Currency Translation. The reporting currency of the Group is RMB.

The functional currency of CSC Cayman and Country Style Cooking International Restaurant Chain Group Ltd. (Hong Kong) is the United States dollar (“U.S. dollar”). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into US dollars at the rates of exchange ruling at the balance sheet date. The financial records of the Company’s PRC subsidiaries are maintained in the local currency, Renminbi (“RMB”), which is their functional currency.

Transactions in currencies other than RMB during the year are converted at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of operations. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the statement of changes in equity (deficit) and comprehensive income(loss).

Cash and Cash Equivalents. Cash and cash equivalents represent cash on hand and highly-liquid investments with original maturities of three months or less. At December 31, 2010 and 2011, cash equivalents were comprised primarily of bank deposits.

Inventories. Inventories are stated at the lower of cost (first-in, first-out) or market. Inventories are primarily comprised of food and paper.

Short-term Investments. The Group periodically purchases fixed income products from banks for investment purpose and classifies the securities as either held-to-maturity or available-for-sale based on management’s intent and ability to hold the investments until maturity. The investments are normally with less than one-year of maturity and principal protected. Investments classified as held-to-maturity are recorded at amortized cost while those classified as available-for-sale securities are recorded at fair value at the end of reporting period with changes in fair value reported in other comprehensive income.

The investments held at December 31, 2011 were all classified as available-for-sale. The fair value of the investments approximated cost due to their short-term nature and was classified as level 2 measurement within the fair value hierarchy. As such, no fair value change was recorded in other comprehensive income in 2011. The investments held at December 31, 2010 were classified as held-to-maturity.

The Group reviews its investments for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis, in order to determine whether an other-than-temporary impairment has occurred. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings. If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. To date, the Group has not recorded an other-than-temporary impairment.

Property and Equipment. The Group capitalizes all direct costs incurred to construct and substantially improve its restaurants. These costs are depreciated and charged to expense based upon their property classification when placed in service. Property and equipment is recorded at cost less accumulated depreciation. Costs for repair and maintenance activities are expensed as incurred. Depreciation is provided using the straight-line method over the following estimated useful lives:

Buildings	Shorter of 40 years or valid period of property license
Equipment	3 to 5 years
Office furniture and fixtures	3 to 5 years
Leasehold improvements	Shorter of estimated useful life of 5 years or lease term

From January 1, 2011, the Group changed the estimate of the useful lives of buildings from 20 years to the shorter of 40 years or valid period of underlying property’s license. The change represented a change in estimate and was accounted for prospectively with no impact on prior period financial statements. The impact of the change in estimate is a decrease of depreciation expenses by RMB1,612 ($0.3 million) for the year ended December 31, 2011.

Leasehold improvements are depreciated over the shorter of their estimated useful lives or the underlying lease term. In circumstances where an economic penalty would be presumed by the non-exercise of one or more renewal options under the lease, the Group includes those renewal option periods when determining the lease term. For significant leasehold improvements made during the latter part of the lease term, the Group amortizes those improvements over the shorter of their useful life or an extended lease term. The extended lease term would consider the exercise of renewal options if the value of the improvements would imply that an economic penalty would be incurred without the renewal of the option.

Goodwill. Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group identifies each restaurant as a reporting unit for purpose of goodwill impairment analysis and completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.

The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. There was no goodwill impairment recorded during the years ended December 31, 2009 and 2010. In 2011, the company closed Chongqing Xiji restaurant, as a result, goodwill relating to Xiji restaurant in the amount of RMB267 ($0.04 million) was written off ..

Impairment of Long-Lived Assets. Long-lived assets (including amortizable identifiable intangible assets) or asset group is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When such events occur, the Group assesses the recoverability of long-lived assets by determining whether the carrying value of these assets, over their respective remaining lives, can be recovered through undiscounted future operating cash flows. For asset groups, the weighted average remaining useful lives of the assets were used for forecasting the expected undiscounted cash flows. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. Impairment is reviewed whenever events or changes in circumstances indicate the carrying amounts of these assets may not be fully recoverable. The impairment loss on long-lived assets recorded was zero, RMB2,087 and RMB6,396 ($1.0 million) during the years ended December 31, 2009, 2010 and 2011, respectively.

Leases. All of the Group’s leases are operating leases. Many of the lease agreements contain rent holidays granted by the landlords for pre-operating renovations, rent escalation clauses and/or contingent rent provisions. Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including any option period as well as the rent holidays included in the determination of the lease term. Contingent rentals are generally based upon a percentage of sales or a percentage of sales in excess of stipulated amounts and are not considered minimum rent payments but are recognized when specified levels have been achieved or when management determines that achieving the specified levels during the fiscal year is probable.

Revenue Recognition. Revenues from Group operated restaurants are recognized when payment is tendered at the time of sale. The Group presents sales net of discounts and other sales related taxes.

Income Taxes. Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations. Deferred tax assets and liabilities are based on the difference between the financial statement and tax bases of assets and liabilities as measured by the tax rates that are anticipated to be in effect when those differences reverse. The deferred tax provision generally represents the net change in deferred tax assets and liabilities during the period. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is established when it is necessary to reduce deferred tax assets to amounts for which realization is more likely than not. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Pre-opening expenses. The Group’s pre-opening expenses are expensed as incurred and generally include payroll costs associated with opening the new restaurant and other miscellaneous expenses prior to the openings. The Group started to separately monitor and record pre-opening expenses in 2010, prior to which such expenses were recorded in other restaurant operating expenses. In addition, pre-opening expenses were presented as a separate item of “Costs and expenses” from January 1, 2011, prior to which such expense were presented as part of “Restaurant expenses”.

Fair Value of Financial Instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, a three level hierarchy is established for inputs used in measuring fair value as follows: Level 1 inputs are quoted prices in active markets for identical assets or liabilities; Level 2 inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities; and Level 3 inputs are unobservable and reflect significant assumptions. The Group’s financial instruments mainly consist of cash and cash equivalents, due from related parties, accounts payable, and foreign-currency forward exchange contracts. The Group purchases foreign-currency forward exchange contracts with contract terms expiring within one year to protect against the adverse effect that exchange rate fluctuations may have on the US dollar denominated IPO proceeds. The foreign-currency forward exchange contracts do not qualify for hedge accounting. They are recorded at fair value at each period end within other current assets, with change in fair value recorded in other income in the consolidated statements of operations. The fair value measurement of foreign-currency forward exchange contracts is considered Level 2 in the fair value hierarchy as major inputs including foreign exchange rates are observable in active markets. The remaining other current assets and liabilities approximate fair value due to their short-term maturity.

Net Income (loss) per Share. The Group has determined that Series A convertible preferred shares are participating securities as they participated in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings per share. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. The diluted earnings per share is computed using the more dilutive of the two-class method or the if-converted method.

Segment Reporting. ASC Topic 280, Segment Reporting, establishes standards for companies to report information about operating segments in their financial statements. The method of determining what information to report is based on the way the chief operating decision maker (“CODM”) organizes the Group’s operating segments for making operating decisions and assessing financial performance. The CODM is the chief executive officer (“CEO”) of the Group. Information reported to the CEO for the purpose of resources allocation and performance assessment focuses on the nature of the Group’s business activities. Each restaurant is an operating segment and is aggregated into one reportable segment as these restaurants exhibit similar long-term financial performance and have similar economic characteristics. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Comprehensive Income (loss). Comprehensive income (loss) includes all changes in equity except those resulting from investment by owners and distribution to owner and is comprised of net income (loss) and foreign currency translation adjustments.

Deferred Revenue and Sales Coupon. The Group sells prepaid vouchers to its customers, which comprises deferred revenue. The revenue is recognized when such prepaid vouchers are used or expired. Unused prepaid vouchers have fixed expiration dates and usually expire at the end of the following calendar year after issuance and are not refundable. Revenues from such vouchers are not material to the Group’s consolidated financial statements.

The Group also issues discount coupons to customers in connection with promotional events. The discount against revenue is recognized when such coupons are used in combination of purchases by the customers.

Related Parties. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

Government Grants. Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB322, RMB5,347 and RMB5,936 ($0.9 million) for the years ended December 31, 2009, 2010 and 2011, respectively, which were recorded as other income in the consolidated statements of operations.

Translation into United States Dollars. The financial statements of the Group are stated in RMB. Translation of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.2939, representing the noon buying rate in the City of New York for cable transfers of Renminbi, as certified for customs purposes by the Federal Reserve Bank of New York on December 30, 2011 (the rate on December 31, 2011 was not available). The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2011, or at any other rates.

Recent Accounting Pronouncements.

On May 12, 2011, the FASB issued ASU 2011-04. The ASU is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework — that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. Thus, there are few differences between the ASU and its international counterpart, IFRS 13. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in ASC 820 is applied. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011, for public entities and for annual periods beginning after December 15, 2011, for nonpublic entities. Early adoption is not permitted for public entities. Early adoption is permitted for nonpublic entities, but no earlier than for interim periods beginning after December 15, 2011.Management believes the adoption of ASU 2011-04 will not materially impact the Group.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. With the exception of the indefinite deferral of the provisions that require entities to present, in both net income and OCI, adjustments of items that are reclassified from OCI to net income, for public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. The amendments do not require incremental disclosures in addition to those required by ASC 250 or any transition guidance. Management believes the adoption of ASU 2011-05 will not materially impact the Group.

On September 15, 2011, the FASB issued ASU 2011-08, which gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of a reporting unit in step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. Otherwise, further testing would not be needed. The ASU is effective for all entities for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. Management believes the adoption of ASU 2011-08 will not materially impact the Group.

On December 23, 2011, the FASB issued ASU 2011-12, which indefinitely deferred certain provisions of ASU 2011-05 that required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). During the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220. The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05 Management believes the adoption of ASU 2011-12 will not materially impact the Group.